COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES	COMMITMENTS AND CONTINGENT LIABILITIES
Assets Pledged

(in millions of $)	June 30, 2023	December 31, 2022
Vessels, rigs and equipment, net	2,532	2,460
Investments in sales-type, direct financing leases and leaseback assets	111	119
Book value of consolidated assets pledged under ship mortgages	2,643	2,579

Assets with finance lease liabilities

(in millions of $)	June 30, 2023	December 31, 2022
Vessels under finance lease, net	594	615
Total book value	594	615

The Company has funded its acquisition of vessels, jack-up rig and harsh environment semi-submersible drilling unit through a combination of equity, short-term debt and long-term debt. Providers of long-term loan facilities usually require that the loans be secured by mortgages against the assets being acquired.

As of June 30, 2023, the Company had $2.1 billion of outstanding principal indebtedness under various credit facilities (December 31, 2022: $2.2 billion) and finance lease liabilities totaling $0.4 billion (December 31, 2022: $0.5 billion).

Other Contractual Commitments and Contingencies

The Company has arranged insurance for the legal liability risks for its shipping activities with Gard P.& I. (Bermuda) Ltd., Assuranceforeningen Skuld (Gjensidig), The Steamship Mutual Underwriting Association Limited, North of England P&I Association Limited, The Standard Club Europe Ltd, The United Kingdom Mutual Steam Ship Assurance Association (Europe) Limited and The Britannia Steam Ship Insurance Association Limited, all of which are mutual protection and indemnity associations. The Company is subject to calls payable to the associations based on the Company’s claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members. The Company also has similar partially mutual insurance arrangements for its rigs.

As of June 30, 2023, the Company had signed a contract with a subsidiary of ExxonMobil Canada Ltd. (“ExxonMobil”) for the harsh environment semi-submersible rig Hercules. The rig commenced mobilization to Canada in the second half of June and commenced drilling operations mid-July.
As of June 30, 2023, the Company had signed a contract with a subsidiary of Galp Energia, S.A (“Galp Energia”) for the harsh environment semi-submersible rig Hercules. The contract is for two wells plus optional well testing and is expected to commence in the fourth quarter of 2023. Without any options, the duration is approximately 115 days including mobilization to Namibia.

Capital commitments

As of June 30, 2023, the Company had committed to paying approximately $57.0 million towards the installation of efficiency upgrades, including scrubbers, on six vessels owned or chartered-in by the Company, with installations expected to take place up to the end of 2024 (December 31, 2022: $35.3 million on six vessels). The majority of the cost is refundable by the charterer of the vessels.

As of June 30, 2023, the Company had commitments under shipbuilding contracts to construct four newbuilding dual-fuel 7,000 CEU car carriers, totaling to $194.2 million (December 31, 2022: $209.7 million). Delivery of the vessels is expected to take place in the second half of 2023 and in 2024. (Refer to Note 7: Capital Improvements, Newbuildings and Vessel Purchase Deposits, for amounts already paid).
The Company is routinely party both as plaintiff and defendant to lawsuits in various jurisdictions under charter hire obligations arising from the operation of its vessels in the ordinary course of business. The Company believes that the resolution of such claims will not have a material adverse effect on its results of operations or financial position. The Company has not recognized any contingent gains or losses arising from the pending results of any such lawsuits.